Total Equity - Summary of Other Reserves Within Equity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (177,763,273)	$ (74,789,241)	$ (136,755,547)
Other reserves, Changes	(48,814,616)	(102,974,032)	61,966,306
Other reserves, Ending balance	(226,577,889)	(177,763,273)	(74,789,241)
Reserve for Exchange Differences in Foreign Currency Translation [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	7,221,971	12,608,918	16,210,841
Other reserves, Changes	(4,310,498)	(5,386,947)	(3,601,923)
Other reserves, Ending balance	2,911,473	7,221,971	12,608,918
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(153,562,242)	(52,329,034)	(123,499,401)
Other reserves, Changes	(48,831,600)	(101,233,208)	71,170,367
Other reserves, Ending balance	(202,393,842)	(153,562,242)	(52,329,034)
Reserve for Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(1,038)	(1,027)	(1,033)
Other reserves, Changes	(3)	(11)	6
Other reserves, Ending balance	(1,041)	(1,038)	(1,027)
Amount Recognised In Other Comprehensive Income And Accumulated In Equity Relating To Non-Current Assets Held For Distribution to Owners [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance		(35,068,098)	(32,188,067)
Other reserves, Changes			(2,880,031)
Other reserves, Ending balance			(35,068,098)
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(31,421,964)	(35,068,098)	2,722,113
Other reserves, Changes	4,327,485	3,646,134	(2,722,113)
Other reserves, Ending balance	$ (27,094,479)	$ (31,421,964)	$ (35,068,098)